W. John McGuire

Partner

+1.202.373.6799

john.mcguire@morganlewis.com

VIA EDGAR

June 12, 2018

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attention: File Room

Re:	AdvisorShares Trust (File Nos. 333-157876 and 811-22110)
Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, AdvisorShares Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectus and Statement of Additional Information for the Trust’s AdvisorShares Dorsey Wright Micro-Cap ETF and AdvisorShares Dorsey Wright Short ETF that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 127, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001615774-18-004986 on June 8, 2018.

Please do not hesitate to contact me at 202.373.6799 should you have any questions.

Sincerely,

/s/ W. John McGuire

W. John McGuire

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001